INCOME TAXES - Income tax Expense Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Income before income taxes	$ 967	$ 1,213	$ 814
Income tax expense computed at the Bermuda statutory rate	145
Other adjustments	(9)
Effect of changes in tax laws or rates enacted in the current year	(104)
Tax credits	(154)
Changes in valuation allowances	0
Non-taxable or non-deductible items	(12)
Changes in unrecognized tax benefits	0
Other	0
Total income tax expense (recovery)	$ 104	$ (34)	$ 17
Increase (reduction) in rate resulting from:
Income tax expense computed at the Bermuda statutory rate	15.00%	20.50%	17.30%
Statutory tax rate difference rate		(15.00%)	(10.30%)
Other adjustments	(0.80%)	4.40%	(0.50%)
Effect of changes in tax laws or rates enacted in the current year	(10.80%)	(25.90%)	(4.30%)
Tax credits	(16.00%)
Changes in valuation allowances	0.00%
Non-taxable or non-deductible items	(1.20%)
Changes in unrecognized tax benefits	0.00%
Other	0.00%
Effective income tax rate	10.80%	(2.80%)	2.20%
Bermuda
Amount
Effect of cross-border tax laws	$ 0
Increase (reduction) in rate resulting from:
Effect of cross-border tax laws	0.00%
The U.S.:
Amount
Statutory tax rate difference	$ (19)
Effect of cross-border tax laws	$ 174
Increase (reduction) in rate resulting from:
Statutory tax rate difference rate	(1.90%)
Effect of cross-border tax laws	18.00%
Canada
Amount
Statutory tax rate difference	$ (7)
Other non-deductible items	$ 16
Increase (reduction) in rate resulting from:
Statutory tax rate difference rate	(0.70%)
Other non-deductible items	1.70%
The U.K.:
Amount
Statutory tax rate difference	$ (3)
Effect of cross-border tax laws	71
Other non-deductible items	$ 4
Increase (reduction) in rate resulting from:
Statutory tax rate difference rate	(0.40%)
Effect of cross-border tax laws	7.30%
Other non-deductible items	0.40%
Other foreign jurisdictions
Amount
Statutory tax rate difference	$ 2
Increase (reduction) in rate resulting from:
Statutory tax rate difference rate	0.20%